INCOME TAXES (Summary of Valuation Allowance) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Balance at the beginning of the year	$ 2,347,093	$ 598,117	$ 731,828
Additions of valuation allowance	1,456,539	1,823,101	525,061
Reduction of valuation allowance	(532,478)	(78,687)	(678,916)
Foreign currency translation adjustment	(173,393)	4,562	20,144
Balance at the end of the year	$ 3,097,761	$ 2,347,093	$ 598,117